NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) newbuild	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Newbuildings:
Newbuildings	$ 0	$ 13,561
FSRU
Newbuildings:
Number of vessels contracted for construction | newbuild	1
Purchase price installments
Newbuildings:
Newbuildings	$ 0	12,375
Interest costs capitalized
Newbuildings:
Newbuildings	0	1,139
Other costs capitalized
Newbuildings:
Newbuildings	0	47
Newbuildings
Newbuildings:
Interest costs capitalized	$ 0	$ 3,900	$ 21,100